CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-In Capital	Retained Earnings / Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2018	10,197,139
Beginning balance, value at Jun. 30, 2018	$ 101,972	$ 45,484,186	$ (45,022,122)	$ 564,036
Issuance of common stock for services, shares	100,000
Issuance of common stock for services, value	$ 1,000	(1,000)
Stock based compensation		342,984		342,984
Net loss			(299,285)	(299,285)
Ending balance, shares at Sep. 30, 2018	10,297,139
Ending balance, value at Sep. 30, 2018	$ 102,972	45,826,170	(45,321,407)	607,735
Beginning balance, shares at Jun. 30, 2018	10,197,139
Beginning balance, value at Jun. 30, 2018	$ 101,972	45,484,186	(45,022,122)	564,036
Net loss				(505,716)
Ending balance, shares at Mar. 31, 2019	12,038,139
Ending balance, value at Mar. 31, 2019	$ 120,382	47,839,004	(45,527,838)	2,431,548
Beginning balance, shares at Jun. 30, 2018	10,197,139
Beginning balance, value at Jun. 30, 2018	$ 101,972	45,484,186	(45,022,122)	564,036
Net loss				(614,871)
Ending balance, shares at Jun. 30, 2019	12,071,139
Ending balance, value at Jun. 30, 2019	$ 120,712	48,893,172	(45,636,993)	3,376,891
Beginning balance, shares at Sep. 30, 2018	10,297,139
Beginning balance, value at Sep. 30, 2018	$ 102,972	45,826,170	(45,321,407)	607,735
Issuance of stock, private placement, shares	1,600,000
Issuance of stock, private placement, value	$ 16,000	1,961,000		1,977,000
Stock based compensation		10,228		10,228
Net loss			(125,948)	(125,948)
Ending balance, shares at Dec. 31, 2018	11,897,139
Ending balance, value at Dec. 31, 2018	$ 118,972	47,797,398	(45,447,355)	2,469,015
Exercise of stock options, shares	41,000
Exercise of stock options, value	$ 410	28,965		29,375
Issuance of common stock for services, shares	100,000
Issuance of common stock for services, value	$ 1,000	(1,000)
Adjust common stock issuance costs to actual		10,750		10,750
Stock based compensation		2,891		2,891
Net loss			(80,483)	(80,483)
Ending balance, shares at Mar. 31, 2019	12,038,139
Ending balance, value at Mar. 31, 2019	$ 120,382	47,839,004	(45,527,838)	2,431,548
Beginning balance, shares at Jun. 30, 2019	12,071,139
Beginning balance, value at Jun. 30, 2019	$ 120,712	48,893,172	(45,636,993)	3,376,891
Issuance of stock, private placement, shares	760,000
Issuance of stock, private placement, value	$ 7,600	17,400		25,000
Exercise of stock options, shares	12,500
Exercise of stock options, value	$ 125	8,550		8,675
Issuance of common stock for services, shares	25,000
Issuance of common stock for services, value	$ 250	44,750		45,000
Stock based compensation		76,505		76,505
Net loss			(86,110)	(86,110)
Ending balance, shares at Sep. 30, 2019	12,868,639
Ending balance, value at Sep. 30, 2019	$ 128,687	49,040,377	(45,723,103)	3,445,961
Beginning balance, shares at Jun. 30, 2019	12,071,139
Beginning balance, value at Jun. 30, 2019	$ 120,712	48,893,172	(45,636,993)	3,376,891
Net loss				(1,103,065)
Ending balance, shares at Mar. 31, 2020	12,991,789
Ending balance, value at Mar. 31, 2020	$ 129,918	49,389,419	(46,740,058)	2,779,279
Beginning balance, shares at Sep. 30, 2019	12,868,639
Beginning balance, value at Sep. 30, 2019	$ 128,687	49,040,377	(45,723,103)	3,445,961
Exercise of stock options, shares	11,408
Exercise of stock options, value	$ 114	(114)
Stock based compensation		274,706		274,706
Net loss			(550,825)	(550,825)
Ending balance, shares at Dec. 31, 2019	12,880,047
Ending balance, value at Dec. 31, 2019	$ 128,801	49,314,969	(46,273,928)	3,169,842
Exercise of stock options, shares	11,742
Exercise of stock options, value	$ 117	(117)
Issuance of common stock for services, shares	100,000
Issuance of common stock for services, value	$ 1,000	(1,000)
Stock based compensation		75,567		75,567
Net loss			(466,130)	(466,130)
Ending balance, shares at Mar. 31, 2020	12,991,789
Ending balance, value at Mar. 31, 2020	$ 129,918	$ 49,389,419	$ (46,740,058)	$ 2,779,279